Lease (Details 1) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Lease
Cash paid for operating cash flows from operating leases	$ 163,194	$ 71,954	$ 98,917	$ 79,528
Right-of-use asset obtained in exchange for new operating lease liabilities	$ 865,218	$ 0	$ 0	$ 161,665
Weighted-average remaining lease term - operating leases (year)	4 years 6 months	9 months 29 days	6 months 29 days	1 year 6 months 29 days
Weighted-average discount rate-operating leases	7.00%	6.50%	6.50%	6.50%